Accounts Receivable (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Beginning balance	¥ (529,120)	$ (81,324)	¥ (527,335)	¥ (250,514)
Additions	(139,652)	(21,464)	(61,482)	(414,759)
Reversal of allowance for doubtful accounts	42,365	6,511	66,586	10,414
Write-off of accounts receivable	65,942	10,135	5,204	127,524
Reversal of partial accounts receivable written off in prior years	0	0	(12,093)	0
Ending balance	¥ (560,465)	$ (86,142)	¥ (529,120)	¥ (527,335)